As filed with the Securities and Exchange Commission on May 26, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22358

City National Rochdale Structured Claims Fixed Income Fund
 (Exact name of registrant as specified in charter)

570 Lexington Avenue
New York, NY 10022-6837
 (Address of principal executive offices) (Zip code)

Michael Gozzillo
570 Lexington Avenue
New York, NY 10022-6837
 (Name and address of agent for service)

(800) 245-9888
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  March 31, 2016

Item 1. Reports to Stockholders.

City National Rochdale Structured Claims Fixed Income Fund (RSCFIF)
Semi-Annual Report
March 31, 2016

Dear Fellow Shareholders,

The City National Rochdale Structured Claims Fixed Income Fund ("RSCFIF" or the "Fund") offers an opportunity for portfolio diversification through an investment in a pool of structured legal settlements with an investment objective that seeks safety of principal and above average current income. The Fund is collateralized by a note secured by cash flows from a diversified pool of annuities, purchased to cover structured legal settlements that have been acquired through a formal legal process from the claimants.
Investment returns are generated by the interest income of cash flow payments received from each underlying annuity.

While we see a continually improving US economy, with increasing GDP growth, we also continue to have uncertainty about the future path of U.S. fiscal policy. Global fixed income interest rates are at record low levels on the short end of the curve, with large portions of the world yielding negative rates.  While we do believe there will be an eventual increase in rates back towards normalcy, it will be an extended process with great uncertainty.  For these reasons, as well as potential for an overreaction from U.S. Federal Fund target rate increases, there is potential volatility in the fixed income market. The fundamentals across numerous fixed income sectors remain relatively sound, and the challenge for investors against this uncertain backdrop is how to earn more from their fixed income portfolios without taking on too much risk.  In our minds, U.S. Treasuries, although nominally safe, are paying too low of a yield due to the policy actions taken by the Federal Reserve over the past few years.  The alternative continues to require taking more credit risk at a time when economic growth, while improving, remains uncertain.

In light of this, we believe the expected stability and known values of RSCFIF’s cash flows make the Fund an ideal fixed income investment for such uncertain times.  Compared to equivalent fixed income securities, the yield from RSCFIF provides above average levels of current income with low volatility and strong credit quality.  Although we do not see inflation as being a significant risk over the next 12 months, should it occur, a solid income producing investment like RSCFIF is likely to generate a relatively good yield, even after inflation.  The strategy continues to collect cash flows as expected from the launch of the vehicle, and underlying market values of asset pool are adjusted for the current interest rate environment.

Overall, the advantage of RSCFIF lies in preservation of principal, reliability of cash flows, and the high yield it brings to a portfolio. The Fund is backed by well-diversified, investment grade insurance companies, which are, in our view, highly secured. Furthermore, we believe during volatile equity market periods, the addition of non-equity, non-traditional investments has the added benefit of providing significant diversification value to a portfolio.

Sincerely,

Garrett R. D’Alessandro, CFA, CAIA, AIF
Chief Executive Officer & President
City National Rochdale LLC

570 Lexington Ave. New York, NY 10022-6937   |   (T) 212-702-3500   |   www.cnr.com

Important Disclosures

Performance quoted represents past performance and is unaudited. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. The most recent month-end performance can be obtained by calling 800-245-9800.

An investor should consider carefully the Fund’s investment objectives, risks, charges, and expenses. The Private Offering Memorandum contains this and other important information about the investment company, and it may be obtained by calling 800-245-9800. Please read it carefully before investing. RIM Securities LLC, the affiliated broker dealer for City National Rochdale Investment Management LLC and the Distributor of the Fund, 570 Lexington Avenue, New York, NY 10022.

The views expressed herein represent the opinions of City National Rochdale Investment Management and are subject to change without notice at anytime. This information should not in any way be construed to be investment, financial, tax, or legal advice or other professional advice or service, and should not be relied on in making any investment or other decisions. As with all investment strategies, there are risks associated with its implementation. Applicable risks include, but are not limited to, market risk, inflation risk, credit risk, and government policy risk. There is no guarantee that investment objectives will be met and the entire investment may be lost.

City National Rochdale Structured Claims Fixed Income Fund is considered a long term investment with limited liquidity and should not be invested in by investors whose objectives conflict with these characteristics. The limited liquidity of the Fund, due to the absence of a public market and a current investor’s limited transfer options to other investors, results in the lack of available market prices during the life of the Fund. Valuation will be provided as detailed in the Private Offering Memorandum and may be inaccurate and may also affect the value and expenses of the Fund. The Fund invests in a single issuer note, making it a non-diversified fund and more susceptible than a diversified fund to any single economic, financial, insurance industry, political or regulatory occurrence that may affect annuities, insurance companies or the Special Purpose Entity (“SPE”) structure. Performance and likelihood of future payments depend on factors such as the business standing of the SPE and its affiliates, the insurance companies, ratings of the insurer, federal and state regulation as well as human error during the transfer process.

570 Lexington Ave. New York, NY 10022-6937   |   (T) 212-702-3500   |   www.cnr.com

City National Rochdale Structured Claims
Fixed Income Fund, LLC

Semi-Annual Report

March 31, 2016 (Unaudited)

City National Rochdale Structured Claims Fixed Income Fund, LLC

Semi-Annual Report

March 31, 2016 (Unaudited)

Additional Information

City National Rochdale Structured Claims Fixed Income Fund, LLC

STATEMENT OF NET ASSETS

March 31, 2016 (Unaudited)

ASSETS:

Investments in Securities: 101.3%

Promissory Note: 99.4%
Crescit Eundo Finance I, LLC Note, 8.10%, Series 2009-A,	$28,250,855
due February 15, 2040; (1) (2) at fair value (cost $27,089,544)

Short-Term Investments: 1.9%
First American Government Obligations Fund, 0.02% (3) (cost $545,690)	545,690

Total Investments in Securities (cost $27,635,234) (4)	28,796,545

Interest receivable	97,607
Prepaid expenses	2,419
Total assets	28,896,571

LIABILITIES:

Distribution payable	422,118
Payable to Adviser	11,940
Payable to directors	1,063
Accrued expenses and other liabilities	47,649
Total liabilities	482,770

NET ASSETS	$28,413,801

ANALYSIS OF NET ASSETS

Paid in Capital	27,252,490
Unrealized Appreciation	1,161,311

TOTAL MEMBERS' CAPITAL	$28,413,801

Capital Units outstanding
(Unlimited number of Units authorized, no par value)	39,004

Net asset value price per Unit (net assets/Units outstanding)	$728.48

(1)	Illiquid restricted security.
(2)	Fair valued by Valuation Committee as delegated by the Fund's Board of Managers.
(3)	7-day yield.
(4)	Tax cost of investments is the same.

The accompanying notes are an integral part of these financial statements.

City National Rochdale Structured Claims Fixed Income Fund, LLC

STATEMENT OF OPERATIONS

For the Six Months Ended March 31, 2016 (Unaudited)

INVESTMENT INCOME:

Interest Income	$1,121,995

EXPENSES:

Legal fees	61,150
Fund accounting and fund administration fees	40,051
Advisory fees	36,505
Affiliated service fees	36,505
Audit and tax fees	23,478
Board of managers fees	1,630
Custody fees	1,500
Insurance expense	972
Other	1,959

Total Expenses	203,750

Net Investment Income	918,245

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net change to fair value of promissory note	(93,589)

Net Increase in Members' Capital Resulting From Operations	$824,656

The accompanying notes are an integral part of these financial statements.

City National Rochdale Structured Claims Fixed Income Fund, LLC

STATEMENT OF CHANGES IN MEMBERS' CAPITAL

	Six Months Ended
	March 31, 2016	Year Ended
	(Unaudited)	September 30, 2015

FROM OPERATIONS

Net investment income	$918,245	$2,008,805

Net change in fair value of promissory note	(93,589)	(161,283)

Net Increase in Members' Capital Resulting From Operations	824,656	1,847,522

DISTRIBUTIONS TO SHAREHOLDERS

From net investment income	(943,677)	(2,005,558)

From return of capital	(1,327,112)	(2,246,254)

Total Distributions to Members	(2,270,789)	(4,251,812)

Net Decrease in Members' Capital	(1,446,133)	(2,404,290)

MEMBERS' CAPITAL

Beginning of year	29,859,934	32,264,224

End of year	$28,413,801	$29,859,934

The accompanying notes are an integral part of these financial statements.

City National Rochdale Structured Claims Fixed Income Fund, LLC

STATEMENT OF CASH FLOWS

For the Six Months Ended March 31, 2016 (Unaudited)

CASH FLOW FROM OPERATING ACTIVITIES

Net increase in members' capital resulting from operations	$824,656

Adjustments to reconcile net increase in members' capital resulting from operations to net cash provided by operating activities:

Net change in fair value of promissory note	93,589
Principal repayment of note receivable	1,327,112
Purchases of money market investments	(2,810,406)
Redemptions of money market investments	2,731,315

Change in operating assets and liabilities:

Interest receivable	4,696
Prepaid expenses	230
Payable to Members	115,398
Payable to Adviser	(578)
Payable to directors	563
Accrued expenses and other liabilities	(15,786)

Net cash provided by operating activities	2,270,789

CASH FLOWS FROM FINANCING ACTIVITIES

Distributions	(2,270,789)

Net cash used in financing activities	(2,270,789)

Net change in cash and cash equivalents	-

CASH AND CASH EQUIVALENTS

Beginning of year	-

End of year	$-

The accompanying notes are an integral part of these financial statements.

City National Rochdale Structured Claims Fixed Income Fund, LLC

Notes to Financial Statements

March 31, 2016 (Unaudited)

1.	Organization

City National Rochdale Structured Claims Fixed Income Fund, LLC (the "Fund") is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended, as a closed-end, non-diversified, management investment company. The Fund’s investment objective is to seek a steady level of current income with low volatility through investment in promissory notes secured by interests in receivables from insurance companies related to structured settlements.

The Fund’s Board of Managers (the “Board”) is responsible for the Fund’s management, including supervision of the duties performed by City National Rochdale LLC, which serves as investment adviser (the “Adviser” of the Fund).

Each Shareholder (“Member”) must certify that they are a qualified investor or “accredited investor” under Federal securities law and subscribe for a minimum initial investment in the Fund of $25,000. Brokers selling units may establish higher minimum investment requirements than the Fund and may independently charge transaction fees and additional amounts in return for their services in addition to receiving a portion of the sales charge. The Fund is an illiquid investment and no Member will have the right to require the Fund to redeem its units. The fund commenced operations on February 24, 2010. The existence of the Fund is not expected to be perpetual, but will instead be self-liquidating over time or sold, with an expected life of between seven and fifteen years from inception.

2.	Significant Accounting Policies

The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund as an investment company.

Security Valuation

All investments are carried at fair value. The Fund invested substantially all of its investable assets in the 8.10% Fixed Rate Note, Series 2009-A, which is represented by one certificate (“Note”) issued by a special purpose entity, Crescit Eundo Finance I, LLC. The equity in Crescit Eundo Finance I, LLC is held by non-affiliated party. The Board has delegated fair value determinations to the Adviser. The Adviser has formed an internal Fair Value Committee (the “Committee”) to monitor and implement the fair valuation process with respect to the Fund.
Market quotations are not readily available for the Note. The Note is issued by a Special Purpose Entity, which holds interests in a trust that owns a pool of receivables from various insurance companies (the “Annuity Providers”). The receivables are based on and secured by rights to payments pursuant to underlying settlement agreements of legal claims. Except in certain instances of misrepresentations and warranties by the seller of the underlying settlement agreements, the Fund’s right to payment of the Note is secured by the Fund’s interests in the trust and right to receivable payments.

City National Rochdale Structured Claims Fixed Income Fund, LLC

Notes to Financial Statements

March 31, 2016 (Unaudited)

A discounted cash flow analysis is used to determine the fair value of the Note on a monthly basis. All future cash inflows are estimated and discounted to arrive at the Note’s fair value. The inputs into the discounted cash flow model are discussed below.

The cash flow to the Fund generated by the Note is estimated based on the cash flows projected by the Annuity Providers at the time the Notes were purchased by the Fund. The Committee will adjust such estimated cash flows, if necessary, based on the following types of information obtained by the Adviser:

- Information relating to the financial position of the Special Purpose Entity, the trust, and their affiliates.

- Information regarding the Annuity Providers (including the credit ratings of the Annuity Providers).

- Information regarding the cash flows underlying the settlement receivables from the Annuity Providers.

- The occurrence of any significant market or company specific event that may affect any of the foregoing or the structured settlement industry.

The discount rate used in the analysis is computed as the total of (i) the current Barclays Capital US Investment Grade Credit Insurance Index (yield-to-worst) (the “Barclays Index”), plus (ii) a liquidity premium adjustment, plus (iii) a credit adjustment.

The liquidity premium adjustment is a factor meant to reflect the discount from the Barclays Index rate that would be used by the market in determining the value of the receivable payments from the Annuity Providers in connection with the sale or liquidation of the receivable payments. Based on the historical experience, this factor will normally range from 2% to 4%. Upon acquisition of the Note, the initial liquidity premium adjustment was established at 2.25%. The 2.25% factor is adjusted monthly in the same proportion as the current level of the Barclays Index varies from 5.5%, which is the long-term average of the Barclays Index.

City National Rochdale Structured Claims Fixed Income Fund, LLC

Notes to Financial Statements

March 31, 2016 (Unaudited)

The credit adjustment is a factor meant to reflect the discount that would be used by the market in determining the value of the receivable payments that the Fund is entitled to receive based on the nature and structure of the underlying legal claim settlement agreements. As of March 31, 2016, the Committee has established the adjustment as 0.50%.

To the extent the receivables are not collected in a timely basis, or to the extent the trust is unable to secure collection, the Fund is exposed to credit risk from both the underlying insurance companies and the trust.

Cash and Cash Equivalents

Cash and cash equivalents are stated at face value and comprise cash on hand, deposits held on call with banks, and other short-term highly liquid investments that are readily convertible to cash and subject to an insignificant risk of change in value.

The fair value of the money market fund is the net asset value of the mutual fund investment which is calculated on a daily basis. The money market fund is registered and regulated by the SEC. The money market fund invests in government obligations, exclusively in short term U.S. government securities. The money market fund provides for daily liquidity.

Fair Value Measurements

The Fund follows fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

City National Rochdale Structured Claims Fixed Income Fund, LLC

Notes to Financial Statements

March 31, 2016 (Unaudited)

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

Investment	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Note	$-	$-	$28,250,855	$28,250,855
Money Market Fund	545,690	-	-	545,690
	$545,690	$-	$28,250,855	$28,796,545

The Fund’s policy is to recognize transfers in and transfers out of each Level as of the beginning of the year. There were no transfers in or out of Level 1, Level 2 or Level 3 of the fair value hierarchy during the reporting period, as compared to their classification from the most recent annual report.

The following is a reconciliation of the beginning and ending balances for assets and liabilities measured at fair value using significant unobservable inputs (Level 3) during the year ended March 31, 2016:

Investment in Note
Balance, September 30, 2015:	$29,671,556

Realized gain/(loss)	-
Change in unrealized fair value	(93,589)
Purchases	-
Principal paydowns	(1,327,112)

Balance, March 31, 2016	$28,250,855

City National Rochdale Structured Claims Fixed Income Fund, LLC

Notes to Financial Statements

March 31, 2016 (Unaudited)

Quantitative Information about Level 3 Fair Value Measurements held in the Fund:

Investment Description	Fair Value at March 31, 2016	Valuation Technique	Unobservable Input	Value
Promissory Note	$28,250,855	Discounted Cash Flow	Discount Rate	7.53%

An increase in the discount rate used would result in a lower fair value measurement.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. At March 31, 2016, the Fund was invested in one restricted security: Crescit Eundo Finance I, LLC Note fair valued at $28,250,855 constituting 99.4% of the Fund’s net assets, acquired February 24, 2010 with a cost basis as of March 31, 2016 of $27,089,544.

Investment Risk Factors

Credit Risk: Credit risk is the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

Interest Rate Risk: Interest risk refers to the fluctuations in value of fixed-income securities resulting from the relationship between market price and yield. An increase in interest rates will tend to reduce the market value of previously issued fixed income investments.

Liquidity Risk: Liquidity risk refers to the risk that an investment cannot be bought or sold quickly enough to prevent or minimize loss to the Fund due to the lack of an active market.

Investment Income Recognition

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on an accrual basis. Realized and unrealized gains and losses are included in the determination of income.

City National Rochdale Structured Claims Fixed Income Fund, LLC

Notes to Financial Statements

March 31, 2016 (Unaudited)

Fund Expenses

The Fund bears expenses incurred in its business. The expenses of the Fund include, but are not limited to, the following: management fees, legal fees; accounting and auditing fees; custody fees; costs of computing the Fund’s net asset value; expenses of preparing, printing, and filing reports and other documents with government agencies; expenses of Members’ and Board meetings; Member record keeping and Member account services, fees, and disbursements; insurance premiums; fees for investor services and other types of expenses as may be approved from time to time by the Board.

Federal Income Taxes

The Fund’s tax year end is December 31. The Fund intends to be treated as a partnership for U.S. Federal income tax purposes. Each Member is responsible for the tax liability or benefit relating to such Member’s distributive share of taxable income or loss. Therefore, no federal income tax provision is reflected in the accompanying financial statements.

The Fund has adopted accounting standards regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Fund recognizes the effect of tax positions when they are more likely than not of being sustained. The Fund has concluded that there is no impact on the Fund’s net assets or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns. These standards require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. During the six months ended March 31, 2016, distributions in the amount of $943,677 and $1,327,112 were, for tax purposes, ordinary income and return of capital, respectively.

Subsequent Events

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the statement of net assets. Management has evaluated subsequent events from the statement of net assets date through the date at which the financial statements were available to be issued and determined that there are no items to disclose.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

City National Rochdale Structured Claims Fixed Income Fund, LLC

Notes to Financial Statements

March 31, 2016 (Unaudited)

3.	Investment Management

The Fund has an investment management agreement with City National Rochdale. The Adviser is responsible for providing investment advisory management, certain administrative services and conducts relations with the service providers to the Fund.

The Fund will pay the Adviser an investment management fee at an annual rate equal to 0.25% of the Fund’s month-end net assets. The investment management fee is accrued and paid monthly.

4.	Expense Reimbursement

The Adviser has contractually agreed to waive and/or reimburse the Fund’s expenses to the extent needed to limit the Fund’s annual operating expenses to 1.40% of net assets. To the extent that the Adviser reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the year in which the expenses were reimbursed or absorbed. The Fund will make no such payment, however, if its total annual operating expenses exceed the expense limit in effect at the time the expenses were reimbursed or at the time these payments are proposed. At March 31, 2016, there were no outstanding amounts subject to recoupment by the Adviser.

5.  Shareholder Servicing Arrangement

The Fund pays a shareholder servicing fee to the Adviser (or its affiliates) at an annual rate of 0.25% of the Fund’s month-end net assets, including assets attributable to the Adviser (or its affiliates). Services provided include, but are not limited to, handling Member inquiries regarding the Fund (e.g., responding to questions concerning investments in the Fund, and reports and tax information provided by the Fund); assisting in the enhancement of relations and communications between Members and the Fund; assisting in the establishment and maintenance of Member accounts with the Fund; and assisting in the maintenance of Fund records containing Member information.

6.  Distribution to Members

The Fund intends to make distributions to Members on a monthly basis in aggregate amounts representing substantially all of its net investment income, if any, during the year. The Fund also intends to distribute monthly proceeds from any principal paydowns on the Note, which will be designated as a return of capital to Members. Although the Fund does not expect to realize long-term capital gains except under extraordinary circumstances (such as the sale of all or a substantial portion of the Note), if it does earn such gains, they will be paid out once each year (unless otherwise permitted by the 1940 Act). The Fund will make distributions only if authorized by the Board and declared by the Fund out of assets legally available for these distributions.

City National Rochdale Structured Claims Fixed Income Fund, LLC

Notes to Financial Statements

March 31, 2016 (Unaudited)

7.  Investment Transactions

For the six months ended March 31, 2016, excluding short-term securities and U.S. Government securities, principal repayments on securities were $1,327,112. There were no purchases or sales of U.S. Government securities during the six months ended March 31, 2016.

8.  Affiliated Parties

On November 2, 2015, Royal Bank of Canada completed its acquisition of City National Corporation. City National Rochdale, LLC, the investment adviser to the Fund, is a subsidiary of City National Bank. City National Rochdale, LLC and City National Bank are wholly-owned subsidiaries of RBC USA Holdco Corporation, which is a wholly-owned indirect subsidiary of Royal Bank of Canada.

City National Rochdale Structured Claims Fixed Income Fund, LLC

Financial Highlights

	Six Months Ended
	March 31, 2016		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		September 30, 2015	September 30, 2014	September 30, 2013	September 30, 2012	September 30, 2011

Net Asset Value, beginning of year	$765.56		$827.20	$908.08	$945.63	$969.09	$1,027.43

Income from investment operations:

Net investment income	23.54		51.50	57.18	62.98	64.64	66.86

Net unrealized gain/(loss) on	(2.40)		(4.13)	(4.47)	(7.29)	11.05	(10.51)
promissory note

Total from investment operations	21.14		47.37	52.71	55.69	75.69	56.35

Less Distributions:

From net investment income	(24.19)		(51.42)	(56.16)	(59.86)	(61.38)	(64.57)

From return on capital	(34.03)		(57.59)	(77.43)	(33.38)	(37.77)	(50.12)

Total distributions	(58.22)		(109.01)	(133.59)	(93.24)	(99.15)	(114.69)

Net asset value, end of year	$728.48		$765.56	$827.20	$908.08	$945.63	$969.09

TOTAL RETURN - NET	2.86	%(1)	6.12%	6.23%	6.20%	8.22%	5.75%

RATIOS/SUPPLEMENTAL DATA

Members' Capital, end of period ($000's)	$28,414		$29,605	$32,264	$35,419	$36,883	$37,798

Portfolio Turnover	0.00%		0.00%	0.00%	0.00%	0.00%	0.00%

Ratio of Net Investment Income
to Average Net Assets:	6.21	%(2)	6.40%	6.60%	6.81%	6.75%	6.67%

Ratio of Gross Expenses
to Average Net Assets:	1.38	%(2)	1.20%	1.11%	0.90%	0.99%	1.02%

Ratio of Net Expenses
to Average Net Assets:	1.38	%(2)	1.20%	1.11%	0.90%	0.99%	1.12%

(1)	Not annualized.
(2)	Annualized.

Total return is calculated for all Members taken as a whole.

The expense ratios are calculated for all Members taken as a whole.

The accompanying notes are an integral part of these financial statements.

City National Rochdale Structured Claims Fixed Income Fund, LLC

Investment Breakdown
(as a % of Total Investments)

March 31, 2016 (Unaudited)

The accompanying notes are an integral part of these financial statements.

City National Rochdale Structured Claims Fixed Income Fund, LLC

Additional Information

Proxy Voting Policies and Procedures

You may obtain a description of the Fund’s proxy voting policies and procedures and information regarding how the Fund voted proxies relating to portfolio securities without charge, upon request, by contacting the Fund directly at 1-800-245-9888; or on the EDGAR Database on the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure

The Fund will file its complete schedule of portfolio holdings with the SEC at the end of the first and third fiscal quarters on Form N-Q within sixty days of the end of the quarter to which it relates.  The Fund’s Forms N-Q will be available on the SEC’s website at www.sec.gov, and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of managers.

Item 11. Controls and Procedures.

(a)
The registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable during this period.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  City National Rochdale Structured Claims Fixed Income Fund LLC

By (Signature and Title)  /s/ Garrett R. D’Alessandro
                                            Garrett R. D’Alessandro, President

Date    May 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Garrett R. D’Alessandro
                                            Garrett R. D’Alessandro, President

Date    May 24, 2016

By (Signature and Title)  /s/ Mitchell Cepler
                                            Mitchell Cepler, Treasurer

Date    May 24, 2016